UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Hanna Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                               (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: August 31, 2013

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2013
August 31, 2013

Paladin Long Short Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Paladin Long Short Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Paladin Long Short Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Paladin Long Short Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Paladin Long Short Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, portfolio turnover risk, non-diversified risk, new fund risk, investment advisor risk, operating risk, common stocks risk, large-cap and mega-cap securities risk, small-cap and mid-cap securities risk, risks related to investing in other investment companies, inverse and leveraged ETF risk, foreign investment risk, currency risk, depository receipts risk, options risk, and short sales risk.   More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about October 30, 2013.

For More Information on Your Paladin Long Short Fund:

See Our Web site at ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Shareholders of the Paladin Long Short Fund,

For the period from September 1, 2012 through August 31, 2013, the Fund returned 2.40% compared to 17.32% for the Fund’s benchmark index, the Russell 1000 Index.

Please see the table below for the Fund’s historical performance information through the calendar quarter ended September 30, 2013:

Average Annual Total Returns			Gross
Period Ended September 30, 2013	One Year	Since Inception*	Expense Ratio**
Paladin Long Short Fund	0.51%	-1.06%	3.72%
Russell 1000 Index***	18.36%	20.73%

The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please visit ncfunds.com or call the Fund at (800)525-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance.

*The Fund’s inception date is December 15, 2011.

**Gross expense ratio is from the Fund’s prospectus dated December 31, 2012 and includes acquired fund fees and expenses.

***You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

Fund Commentary

The Fund generally continues to outperform during periods of downside in markets, but underperform during periods of upside.  Many of the rallies the market has seen during this year, and the previous year have come immediately following a binary political event and/or central bank event, hence are difficult to adjust to in a quick fashion.  For example as year 2012 ended, politicians either would or would not come to a fiscal cliff agreement – if not, some heavy selling near the end of the year seemed apt to continue; if so, a strong “relief rally” seemed likely.  In this specific case the Fund was positioned cautiously going into an event such as this, and when an agreement was reached the market had two of its strongest days back to back in years – which the Fund had little exposure to.  There have been similar events to this as markets increasingly become beholden to political or central bank action rather than the traditional measures of economic growth (or lack thereof), and company specific metrics.

Reviewing the time frame of this letter’s commentary we will split the year into 3 time frames: (1) The period between September 1, 2012 and December 31, 2012 – a period of some volatility and a significant downdraft in the market in between smaller rallies as political issues dominated the market, (2) A stunning run launched by an extremely strong rally the first 2 days of 2013 post fiscal cliff agreement, that continued through May 21, ahead of Bernanke’s potential cautionary comments on a stunting of future quantitative easing on May 22, 2013, and (3) From the highs of May 21, 2013 to the end of this commentary period August 31, 2013, a volatile period with a downward skew.

In periods 1 and 3; times of volatility and a non trending market the Fund generally performed similarly to its benchmark the Russell 1000.   Period 2 however, when the market had a stunning rally with nearly no rest period, the Fund lagged significantly.   This period was incredibly unique as, for example, the Dow Jones Industrial Average did not have one three day drop during the entire 4 ¾ months.

•	Period 1: The Fund returned +2.1% versus the Russell 1000’s +1.9%
•	Period 2: The Russell 1000 rallied +17.2%, versus the Fund which generated a +2.1% gain
•	Period 3: The Russell 1000 returned -1.8% versus the Fund’s -1.9%

Capturing violent and quick upside movements in the market, which now come not only suddenly but once they begin they seem to continue with no relent for an intermediate period of time in this era of quantitative easing, has been an area of improvement needed for the Fund.  Some modest adjustments to portfolio management have been made to try to improve on this count.  The first is an increased usage of sector or market ETFs to get exposure to a basket of individual stocks quickly.  The second is to increase the size of the majority of equity purchases as a percent of assets so that positions can be built up more quickly rather than the incremental building of exposure that the Fund has been using since inception.

Markets

In the 12 month period covered by this annual report, U.S. markets have had an upward tilt with the majority of price appreciation concentrated during the January – May 2013 period. Central bank actions continue to dominate the market as the U.S. Federal Reserve unleashed “Quantitative Easing Unlimited” in September of 2012; an extremely aggressive open-ended iteration of quantitative easing programs it had introduced during the depths of the recession / market meltdown of 2008-2009.  After a reflexive move upward upon this announcement, markets generally retreated slowly through the fall as prospects of a “fiscal cliff” in Washington D.C. began to take the markets focus.   This led to some bouts of heavy selling in mid November and late December 2012, before politicians finished their grandstanding and an agreement came to be.  This set off a multi month rally that lasted through May 2013.

At the Federal Reserve’s December 2012 meeting another historic change took place, this time explicit targets for unemployment and inflation were introduced as guidelines for when the central bank may curtail its aggressive easing.  In the latter part of May 2013, comments by Fed chairman Ben Bernanke following a Federal Reserve meeting indicated that potentially there could  be a reduction in quantitative easing by the end of the year if certain labor market thresholds were hit, which caused significant selling for a six week period through late June.   Treasury yields saw their most significant appreciation in many quarters as the market began to “front run” a period of rising rates.  An oversold bounce in July was followed by selling in August of 2013 as most markets essentially ended where they were in May.

Markets continue to dance to the tune of central bankers as they have for much of the 2009+ period.  Economic data has been mixed, with some improvement – especially in housing and automotive; sectors specifically affected by interest rates, but in general there has not been any boom period in the U.S. economy.   In some ways the market prefers this sort of economy as it is not strong enough to push the Federal Reserve away from near constant support, but not weak enough to cause worries of a new recession.  During this time frame worries in Europe have dissipated after the head of the European Central Bank, Mario Draghi’s, infamous “whatever it takes” quote of summer 2012 - which has stood as a buffer versus worries about debt issues in Spain and Italy.  Worries about a hard landing in China had pushed that market in June 2013 to lows last seen in 2009, but some brighter economic data have lead to a rally through August.  Japan’s Nikkei also saw a stupendous rally between November 2012 and May 2013 on the back of the promise and then implementation of most aggressive quantitative easing program that country has ever seen.

In conclusion since Fund launch in late 2011, U.S. markets have generally - aside from short periods of time - been moving in an upward direction.  Long only funds which only invest in positions that benefit from upward movement, and carry little cash prosper in these times.  Just as they suffer the most during prolonged downward corrections as usually happen every 3-5 years.  Hence the Fund’s strategy is currently out of favor, but should be to shareholder’s benefit during any future prolonged downturn.   But until that happens, the Fund will continue to strive to improve on capturing more of the upside movements in the market while continuing to strive to protect shareholders from capital losses.

With warmest regards,

Mark Hanna

Paladin Long Short Fund

Performance Update (Unaudited)

For the period from December 15, 2011 (Date of Initial Public Investment) to August 31, 2013

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 at December 15, 2011 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of the Paladin Long Short Fund versus the Russell 1000 Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

	Average Annual Total Returns
				Gross
	As of	One	Since	Expense
	August 31, 2013	Year	Inception*	Ratio**
	Paladin Long Short Fund	2.40%	-1.17%	3.72%
	Russell 1000 Index	17.32%	19.53%	n/a

*	For the period from December 15, 2011 (Date of Initial Public Investment) to August 31, 2013.
**	The gross expense ratio shown is from the Fund's prospectus dated December 31, 2012.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Paladin Long Short Fund

Schedule of Investments

As of August 31, 2013
			Shares	Value (Note 1)

COMMON STOCK - 0.38%
* LinkedIn Corp. - Cl. A			50	$12,002

Total Common Stock (Cost $11,824)				12,002

SHORT-TERM INVESTMENT - 71.05%
§	Federated Prime Obligations Fund, 0.03%		2,260,964	2,260,964

Total Short-Term Investment (Cost $2,260,964)				2,260,964

	Number of Contracts	Exercise Price	Maturity Date
CALL OPTION PURCHASED - 0.04%
* Nokia Corp.	40	$4.50	1/18/2014	1,120

Total Call Option Purchased (Cost $1,536)				1,120

			Maturity
	Principal	Yield	Date
TREASURY BILL - 29.85%
United States Treasury Bill (a)	$950,000	0.000%	10/31/2013	949,981

Total Treasury Bill (Cost $949,952)				949,981

Total Value of Investments (Cost $3,224,276) - 101.32%				$3,224,067

Liabilities in Excess of Other Assets - (1.32)%				(41,927)

Net Assets - 100.00%				$3,182,140

* Non-income producing investment
§ Represents 7 day effective yield

(a)	All or a portion of this security is segregated as collateral for securities sold short.

				(Continued)

Paladin Long Short Fund

Schedule of Securities Sold Short

As of August 31, 2013
	Shares	Value (Note 1)

SECURITIES SOLD SHORT - (1.58%)

Motorola Solutions, Inc.	900	$50,409

Total Securities Sold Short (Proceeds $50,506)		$50,409

See Notes to Financial Statements

Paladin Long Short Fund

Statement of Assets and Liabilities

As of August 31, 2013

Assets:
Investments, at value (cost $3,224,276)	$3,224,067
Receivables:
Investments sold	1,303,531
Fund shares sold	23
Dividends and interest	1,023
Due from Advisor	4,694

Total assets	4,533,338

Liabilities:
Securities Sold Short, at value (proceeds $50,506)	50,409
Payables:
Investments purchased	1,251,658
Accrued expenses:
Administration fees	1,684
Other expenses	681
Disbursements in excess of cash on demand deposit	46,766

Total liabilities	1,351,198

Net Assets	$3,182,140

Net Assets Consist of:
Paid in Capital	$3,291,715
Accumulated net investment loss	(40,779)
Accumulated net realized loss on investments	(68,684)
Net unrealized depreciation on investments	(112)

Total Net Assets	$3,182,140
Shares Outstanding, no par value (unlimited authorized shares)	324,679
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$9.80

(a)	The fund charges a 2% redemption fee on redemptions made within 180 days of initial purchase.

See Notes to Financial Statements

Paladin Long Short Fund

Statement of Operations

For the year ended August 31, 2013

Investment Income:
Interest	$916
Dividends (net of foreign tax of $168)	35,032
Other income	6

Total Investment Income	35,954

Expenses:
Advisory fees (note 2)	65,390
Advisory performance fees (note 2)	(9,000)
Administration fees (note 2)	31,652
Other expenses	2,129
Distribution and service fees (note 3)	13,078
Dividends on securities sold short	660

Total Expenses	103,909

Net Investment Loss	(67,955)

Realized and Unrealized Gain on Investments:

Net realized gain from:
Investments	228,938
Options purchased	7,554
Securities sold short	4,873

Change in unrealized appreciation on:
Investments	782
Options purchased	3,188
Securities sold short	984

Net Realized and Unrealized Gain on Investments	246,319

Net Increase in Net Assets Resulting from Operations	$178,364

See Notes to Financial Statements

Paladin Long Short Fund

Statements of Changes in Net Assets

For the Year or Period ended August 31,	2013	2012 (a)

Operations:
Net investment loss	$(67,955)	$(97,799)
Net realized gain (loss) from investment transactions	241,365	(310,049)
Change in unrealized appreciation (depreciation) on investments	4,954	(5,066)

Net Increase (Decrease) in Net Assets Resulting from Operations	178,364	(412,914)

Capital Share Transactions:
Shares sold	428,943	10,401,032
Redemption fees (note 1)	2,603	7,709
Shares repurchased	(4,674,249)	(2,749,348)

(Decrease) Increase from Capital Share Transactions	(4,242,703)	7,659,393

Net (Decrease) Increase in Net Assets	(4,064,339)	7,246,479

Net Assets:
Beginning of period	7,246,479	-
End of period	$3,182,140	$7,246,479

Accumulated Net Investment Loss	$(40,779)	$(95,642)

Capital Share Information:
Shares sold	43,742	1,040,724
Shares repurchased	(476,111)	(283,676)
Net (Decrease) Increase in Capital Shares	(432,369)	757,048

(a)	For the period from December 15, 2011 (Date of Initial Public Investment) to August 31, 2012.

See Notes to Financial Statements

Paladin Long Short Fund

Financial Highlights

For a share outstanding during the
Year or Period ended August 31,	2013		2012 (e)

Net Asset Value, Beginning of Period	$9.57		$10.00

Income (Loss) from Investment Operations:
Net investment loss	(0.37)		(0.13)
Net realized and unrealized gain (loss) on securities	0.60		(0.31)

Total from Investment Operations	0.23		(0.44)

Paid in Capital:
Paid in Capital (from redemption fees) (note 1)	0.00	(f)	0.01

Total from Paid in Capital	0.00		0.01

Net Asset Value, End of Period	$9.80		$9.57

Total Return (d)	2.40%		(4.30)%	(b)

Net Assets, End of Period (in thousands)	$3,182		$7,246

Ratios of:
Expenses to Average Net Assets (c)	1.99%		2.12%	(a)
Net Investment Loss to Average Net Assets (c)	(1.30)%		(1.59)%	(a)

Portfolio turnover rate	12,930%		8,244%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The ratios include 0.01% for the year ended August 31, 2013 and 0.02% for the period ended August 31, 2012 attributed to dividends on securities sold short. The ratios include 0.04% for the year ended August 31, 2013 attributed to interest expense.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	For the period from December 15, 2011 (Date of Initial Public Investment) to August 31, 2012.
(f) Actual amount is less than $0.01 per share.

See Notes to Financial Statements

Paladin Long Short Fund

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

The Paladin Long Short Fund (“Fund”) is a series of the Hanna Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is classified as a non-diversified company as defined in the 1940 Act.

The Fund commenced operations on December 15, 2011. The Fund’s investment advisor, Hanna Capital LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of capital appreciation by using both long and short strategies.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Listed securities and other securities traded in the over-the-counter market for which no sale was reported on that date are valued at the most recent bid price. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith by either a valuation committee or the Fund’s Advisor in accordance with procedures established by, and under the supervision of, the Fund’s Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4:00 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs The Nottingham Company (the “Administrator”) in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option.  Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Securities Sold Short
The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes

(Continued)

Paladin Long Short Fund

Notes to Financial Statements

securities held long as shown on the Schedule of Investments. Dividends paid on securities sold short are recorded as an expense on the Fund's Statement of Operations.

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

(Continued)

Paladin Long Short Fund

Notes to Financial Statements

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of August 31, 2013 for the Fund’s investments measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stock	$12,002	$12,002	$-	$-
Short-Term Investment	2,260,964	2,260,964	-	-
Call Option Purchased	1,120	1,120	-	-
Treasury Bill	949,981	-	949,981	-
Total Assets	$3,224,067	$2,274,086	$949,981	$-

Liabilities
Securities Sold Short
Common Stock	$50,409	$50,409	$-	$-
Total Liabilities	$50,409	$50,409	$-	$-

 (a) The Fund had no significant transfers into or out of Level 1, 2, or 3 during the fiscal year ended August 31, 2013.  In addition, the Fund had no Level 3 investments during the fiscal year ended August 31, 2013.

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statement of Assets and Liabilities.  Realized gain and loss and changes in unrealized appreciation and depreciation on these contracts for the year are included in the Statement of Operations.

The derivative instruments outstanding as of August 31, 2013 as disclosed and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following table sets forth the effect of the option contracts on the Statement of Assets and Liabilities at August 31, 2013:

Derivative Type	Location	Value
Equity Contracts – purchased options	Investments, at value	$1,120

The following table sets forth the effect of the option contracts on the Statement of Operations for the year ended August 31, 2013:

Derivative Type	Location	Gains
Equity Contracts – purchased options	Net realized gain from options purchased	$7,554
Equity Contracts – purchased options	Change in unrealized appreciation on options purchased	$3,188

(Continued)

Paladin Long Short Fund

Notes to Financial Statements

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expenses are recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 2.00% on redemptions of Fund shares occurring within 180 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.  The Fund charged $2,603 in redemption fees during the year ended August 31, 2013.

Federal Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provisions are required.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation from the Fund in the form of a variable performance-based incentive fee.  The fee is comprised of two separate component fees: (i) a base rate of 1.25% of the average daily net assets of the Fund (fulcrum fee) and (ii) a performance incentive fee described in the Prospectus that will range from -0.20% to +0.20% of average daily net assets for the prior 12-month period.  The Advisor will only receive the fulcrum fee for the Fund’s first 12 months of operations so that a performance record can be established for the Fund.  In agreement with these terms, the Fund paid $65,390 in advisory fees for the year ended August 31, 2013.

The performance incentive fee is calculated by multiplying the “Performance Adjustment Rate” by the average daily net assets of the Fund over the Measuring Period.  While the calculation of the performance incentive fee is based upon the 12-month Measuring Period, it is paid on a monthly basis.

The Performance Adjustment Rate will vary with the Fund’s performance as compared to the performance of the Russell 1000 Index as published on the close of the market on the last day of the Measuring Period, with dividends reinvested, and will range from -0.20% to +0.20%.  The Performance Adjustment Rate will be calculated at 2.00% of the cumulative difference between the performance of the Fund and the Russell 1000 Index over the Measuring

(Continued)

Paladin Long Short Fund

Notes to Financial Statements

Period, except that no performance adjustment will be paid if the cumulative difference between the Fund’s performance and that of the Russell 1000 Index is +/-2.00%.  The factor of 2.00% is derived from the fact that the Advisor will achieve the maximum/minimum Performance Adjustment Rate when the cumulative total return difference between the Fund and the Russell 1000 Index is +/-10.00% over the Measuring Period (i.e., 0.20% divided by 10.00% = 2.00%).  The performance fees paid by the Advisor to the Fund for under performance during the fiscal year ended August 31, 2013 were $9,000.

Administrator
Fund Accounting and Administration Agreement:  The Administrator provides the Fund with administrative, fund accounting, and compliance services.  The Administrator receives compensation from the Fund at a maximum annual rate of 0.60% and is responsible for the coordination and payment of vendor services and other Fund expenses from such compensation.  Pursuant to this arrangement, the Administrator pays the following expenses: (i) compensation and expenses of any employees of the Trust and of any other persons rendering any services to the Fund; (ii) clerical and shareholder service staff salaries; (iii) office space and other office expenses; (iv) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (v) fees and expenses of counsel to the Trustees who are not interested persons of the Fund and Trust; (vi) fees and expenses of counsel to the Fund and Trust engaged to assist with preparation of Fund and Trust documents and filings and provide other ordinary legal services; (vii) fees and expenses of independent public accountants to the Fund, including fees and expense for tax preparation; (viii) expenses of registering shares under federal and state securities laws; (ix) insurance expenses; (x) fees and expenses of the custodian, shareholder servicing, dividend disbursing and transfer agent, administrator, distributor, and accounting and pricing services agents of the Fund; (xi) compensation for a chief compliance officer for the Trust; (xii) expenses, including clerical expenses, of issue, sale, redemption, or repurchase of shares of the Fund; (xiii) the cost of preparing and distributing reports and notices to shareholders; (xiv) the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund’s current shareholders; (xv) the cost of printing or preparing documents, statements or reports to shareholders; and (xvi) other expenses not specifically assumed by the Fund or Advisor.  The Administrator cannot recoup from the Fund any Fund expenses in excess of the administration fees payable under the Fund Accounting and Administration Agreement.

Operating Plan:  The Advisor has entered into an Operating Plan with the Administrator under which it has agreed make the following payments to the Administrator: (i) when the Fund’s assets are below $35 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference.  The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.

The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Fund’s administrator under the Operating Plan.  If the Operating Plan is terminated when the Fund is at lower asset levels, the administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor.  Unless other expense limitation arrangements were put in place, the Fund’s expenses would likely increase.

(Continued)

Paladin Long Short Fund

Notes to Financial Statements

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal year ended August 31, 2013, $13,078 in fees were incurred by the Fund.

4.	Purchases and Sales of Investment Securities

For the year ended August 31, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$244,015,276	$249,491,615

There were no long-term purchases or sales of U.S Government Obligations during the year ended August 31, 2013.

During the year ended August 31, 2013, the Fund paid total commissions of $33,443 and $7,473 respectively to Knight Securities and TradeStation Securities, Inc., unaffiliated brokers, to execute portfolio transactions.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

As of and during the year ended August 31, 2013, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in

(Continued)

Paladin Long Short Fund

Notes to Financial Statements

the Statement of Operations.  As of August 31, 2013, the Fund did not incur any interest or penalties.  As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (year or period ended August 31, 2013 and August 31, 2012) and has concluded that no provision for income tax is required in these financial statements.  The tax filings are open for examination by applicable taxing authorities.  No examinations of the Fund’s tax returns are presently in progress.

Reclassifications to paid-in capital relate primarily to differing book/tax treatment of ordinary net investment losses.  For the year ended August 31, 2013, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Paid-in Capital	$(122,818)
Accumulated Net Investment Loss	122,818

At August 31, 2013, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$3,177,138

Unrealized Appreciation	304
Unrealized Depreciation	(3,784)
Net Unrealized Depreciation	(3,480)

Capital Loss Carryforward	(65,316)
Late Year Losses	(40,779)

Distributable Earnings	$(109,575)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the tax deferral of losses from wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.

At August 31, 2013, the Fund had Capital Loss Carryforward for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Expiration
$65,316	$ -	Non-Expiring

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

Paladin Long Short Fund

Notes to Financial Statements

7.	New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

In January 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.”  ASU No. 2013-01 clarifies that ordinary trade receivables and payables are not included in the scope of ASU No. 2011-11.  ASU No. 2011-11 applies only to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending that are offset in accordance with specific criteria contained in the FASB Accounting Standards codification.

Management is currently evaluating the impact ASU No. 2011-11 and ASU No. 2013-01 will have on the Fund’s financial statements and disclosures.

8.	Underlying Investments in Other Investment Companies

The Fund currently invests a portion of its assets in the Federated Prime Obligations Fund.  The Fund may redeem its investment from the Federated Prime Obligations Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Federated Prime Obligations Fund.  The financial statements of the Federated Prime Obligations Fund, including the portfolio of investments, can be found at Federated’s website, federatedinvestors.com or the Securities and Exchange Commission’s website at sec.gov, and should only be read in conjunction with the Fund’s financial statements.  As of August 31, 2013, the percentage of the Fund’s net assets invested in the Federated Prime Obligations Fund was 71.05%.

9.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To Shareholders of the Paladin Long Short Fund and
the Board of Trustees of Hanna Investment Trust

We have audited the accompanying statement of assets and liabilities of the Paladin Long Short Fund, a series of shares of beneficial interest of Hanna Investment Trust, including the schedule of investments, as of August 31, 2013, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period December 15, 2011 (commencement of operations) through August 31, 2012.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2013 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Paladin Long Short Fund as of August 31, 2013, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period December 15, 2011 through August 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

                                                                                  BBD, LLP

Philadelphia, Pennsylvania
October 29, 2013

Paladin Long Short Fund

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended August 31, 2013.

During the fiscal year, no long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

(Continued)

Paladin Long Short Fund

Additional Information (Unaudited)

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$994.90	$8.85
	$1,000.00	$1,016.34	$8.94
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.76%,    multiplied by 184/365 (to reflect the one-half year period).

5.	Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At the annual meeting of the Fund’s Board of Trustees held on September 30, 2013, the Trustees approved the continuation of the Investment Advisory Agreement for an additional one-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) investment performance of the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the renewal of the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision regarding the renewal of the Investment Advisory Agreement.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor seeks to achieve the Fund’s investment objective by using an opportunistic investment strategy with a deep value bias in selecting individual securities.  The Trustees further noted that the principal executive and financial officer of the Fund were provided by the Advisor and serve without additional compensation from the

(Continued)

Paladin Long Short Fund

Additional Information (Unaudited)

Fund.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance program, and the Advisor’s Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.  In considering the investment performance of the Fund and Advisor, the Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Bloomberg peer group average).  The Trustees noted that the return for the one-year period ended August 31, 2013 was 2.19%, which lagged the returns of most of the comparable funds, the peer group average, and the benchmark index.  The Trustees then noted that the return for the six-month period ended August 31, 2013 was (0.91)%, which lagged the returns of most of the comparable funds, the peer group average, and the benchmark index.  The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective and policies.  After reviewing the short and long-term investment performance of the Fund, the Advisor’s experience managing the Fund, the Advisor’s historical investment performance, the limited operating history of the Fund relative to the peer group, and other factors, the Board of Trustees concluded that the investment performance of the Fund and the Advisor was satisfactory. In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees reviewed the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; and the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor; and the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees agreed that excess profitability was not a concern at this time.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor as well. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fees were higher than the comparable funds and were higher than the peer group average.  The Trustees also determined that the Fund’s net expense ratio was higher than the comparable funds, as well as the peer group average.  The Trustees noted that the Fund was smaller than the peer group average.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangements with the Advisor and noted that the management fee would remain the same at all asset levels.  The Trustees also noted that the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund would benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with its fund accountant and administrator would determine the Fund’s gross expenses and that this agreement utilized breakpoints in its fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars).  With respect to the portfolio turnover rate of the Fund, the Trustees noted that the rate seemed rather high and noted that such high turnover in the Fund's investment portfolio could increase shareholder expenses and should be monitored going forward.  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

(Continued)

Paladin Long Short Fund

Additional Information (Unaudited)

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

6.	Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  For service as an Independent Trustee, each such Trustee received $2,000 during the fiscal year ended August 31, 2013.  The Chairman of the Audit Committee received an additional $1,000.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Year
Independent Trustees
Jeffry H. King, Sr. Age: 69	Trustee	Since 5/11	Chief Executive Officer, Quaker Funds, Inc. (investment advisor) since 1996. Previously, Registered Representative, Citco Mutual Fund Distributors, Inc. (fund distribution) from 2006-2007; Chairman, Citco Mutual Fund Services, Inc. (fund administration and transfer agency) from 1999 to 2005; Registered Representative, Radnor Research & Trading Company, LLC; (broker-dealer) from 2005 to 2006); and Chairman and CEO, Quaker Securities Inc. (broker-dealer) from 1990 to 2005.	1	Independent Trustee of the Quaker Investment Trust for its nine series (registered investment company).

(Continued)

Paladin Long Short Fund

Additional Information (Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Year
Theo H. Pitt, Jr. Age: 77	Trustee and Chairman	Since 5/11	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999 and Partner, Pikar Properties (real estate) since 2001. Previously, Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003 to 2008.	1
Independent Trustee of DGHM Investment Trust for its two series, Gardner Lewis Investment Trust for its two series, and Starboard Investment Trust for its twenty-three series (all registered investment companies).  Previously, Independent Trustee of Hillman Capital Management Investment Trust for its one series from 2000 to 2009, NCM Capital Investment Trust for its one series from 2007 to 2009, New Providence Investment Trust from 2008 to 2009, and Tilson Investment Trust for its two series from 2004 to 2009 (all registered investment companies).

Interested Trustee
Mark Hanna Age: 40	Trustee, President, and Treasurer	Since 5/11	CEO and CCO of Hanna Capital LLC (advisor to the Fund) since 2009; freelance writer for Euro Pacific Capital Inc. (broker-dealer) since 2007; financial blogger since 2007. Previously, senior financial analyst, Tower Automotive (automotive parts and equipment) from 2005 to 2006.	1	None
Other Officers
Greyson L. Davis Age: 35	Chief Compliance Officer	Since 5/11	Relationship Manager for The Nottingham Company since 2012; previously Fund Accounting Team Manager since 2001.	n/a	n/a
T. Lee Hale, Jr. Age: 35	Assistant Treasurer	Since 5/11	Financial Reporting Manager for The Nottingham Company (fund administrator) since 2009; previously, principal of Lee Hale Contracting (marine industry consulting).	n/a	n/a
A. Vason Hamrick Age: 36	Secretary	Since 5/11	Corporate Counsel for The Nottingham Company since 2004.	n/a	n/a

(Continued)

Paladin Long Short Fund
is a series of
Hanna Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Hanna Capital LLC
116 South Franklin Street	17520 W. Twelve Mile Road
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Suite 105A Southfield, Michigan 48076

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: paladinfunds.com

Item 2.	CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer(s), Principal Financial Officer(s), and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s Board of Trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	Not applicable.

(a)(3)
At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit FeesU – Audit fees for the registrant for the fiscal year ended August 31, 2013 was $11,500.  These amounts represent aggregate fees billed by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for this fiscal year.

(b)
UAudit-Related FeesU – There were no additional fees billed in the fiscal year ended August 31, 2013 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)
UTax FeesU – The tax fees billed in fiscal year ended August 31, 2013 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning was $2,000. These services were for the completion of the fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

(d)
UAll Other Fees – The registrant was billed a fee of $2,000.00 in the fiscal year ended August 31, 2013 which was associated with the initial balance sheet audit and procedures by the Accountant of the seed capital used to capitalize the registrant’s inception of its initial fund.  There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal year ended August 31, 2013.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last fiscal year at an audit committee meeting of Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal year ended August 31, 2012 was $2,000.  There were no fees billed by the Accountant for non-audit services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser for fiscal year August 31, 2012.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hanna Investment Trust

By: (Signature and Title)	/s/ Mark Hanna
Date: November 5, 2013	Mark Hanna Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark Hanna
Date: November 5, 2013	Mark Hanna Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer Hanna Investment Trust